OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

November 25, 2009

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Main Street Opportunity Fund
Post-Effective Amendment No. 11 under the Securities Act
and Amendment No. 11 under the Investment Company Act
File Nos. 333-40186; 811-10001

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended (the "Investment Company Act"), on behalf of Oppenheimer Main Street Opportunity Fund (the “Fund”). This filing constitutes Post-Effective Amendment No. 11 under the Securities Act and Amendment No. 11 under the Investment Company Act (the “Amendment”) to the Fund's Registration Statement on Form N-1A (the “Registration Statement”).

This filing is being made to include the (i) audited financial statements of the Fund for the fiscal year ended July 31, 2009, together with a copy of a signed Independent Registered Public Accounting Firm's consent, and (ii) non-material changes permitted by Rule 485(b) under the Securities Act. The Amendment has been tagged to indicate changes from Post-Effective Amendment No. 9 to the Registration Statement, which was filed with the Commission on November 26, 2008.

On September 24, 2009, the Fund filed an amendment under Rule 485(a) for the purpose of complying with Release 33-8998 and related amendments to Form N-1A. Today's filing also incorporates all comments received thus far from Securities and Exchange Commission ("Commission") staff on recent Oppenheimer funds' N-1A filings, including Oppenheimer Gold & Special Minerals Fund (File No. 811-03694), and our responses thereto as described in the response letter filed with the Commission on October 16, 2009 and telephone conference call with Commission staff on November 19, 2009, concerning Oppenheimer funds' compliance with the new rules.

     Pursuant to Rule 485(b)(4) under the Securities Act, the undersigned counsel, who prepared or reviewed the Amendment, hereby represents to the Commission that, to our knowledge, the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485. This filing is intended to become effective under Rule 485(b) on November 27, 2009, as indicated on the facing page.

     The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Taylor V. Edwards
Vice President & Associate Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008
212-323-0310
tedwards@oppenheimerfunds.com

Sincerely,

/s/ John Okray

John Okray
Vice President & Assistant Counsel

cc:     Kathleen Ives
Nancy Vann

     Gloria LaFond

     Carlos Santiago